Acquisitions	12 Months Ended
Mar. 31, 2018
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Acquisitions
49	ACQUISITIONS

Fiscal Year Ended March 31, 2018

American Railcar Leasing LLC

On June 1, 2017, the SMBC Group, through SMBC Rail Services LLC, the Company’s railcar operating leasing subsidiary, acquired all membership interests of American Railcar Leasing LLC (“ARL”), one of the leading railcar leasing companies in the United States. The SMBC Group pursued this acquisition based on its expectation that the railcar leasing business in the United States will experience further growth and high profitability due to stable demand for rail freight transportation, which is the core infrastructure for inland logistics. Through this acquisition, the SMBC Group aims to expand its railcar leasing business and services by further enhancing its fleet portfolio to appropriately meet diverse needs of clients in a wide range of industries.

The fair values of assets and liabilities of ARL at the date of acquisition and the consideration paid were as follows:

At June 1, 2017
(In millions)
Assets:
Property, plant and equipment	¥304,257
All other assets	15,719

Total assets	¥319,976

Liabilities:
Borrowings	¥147,523
All other liabilities	1,947

Total liabilities	¥149,470

Net assets acquired	170,506
Goodwill	—

Consideration	¥170,506

Consideration:
Cash	¥170,506

Total	¥170,506

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥1,264

The revenue and profit or loss since the acquisition date to March 31, 2018 and pro forma financial information relating to ARL are immaterial to the consolidated financial statements.

The amount of cash consideration paid relating to ARL, net of cash and cash equivalents acquired amounting to ¥9,644 million, was ¥160,862 million.

Fiscal Year Ended March 31, 2017

GE Japan GK (currently SMFL Capital Company, Limited)

On April 1, 2016, SMFL acquired General Electric Company (“GE”) group’s leasing business in Japan by acquiring a 100% equity interest in GE Japan GK (“GE Japan”). The acquired leasing business is comprised mainly of equipment/asset leasing, small-ticket leasing, and automotive leasing. This acquisition was made for the purpose of upgrading the SMBC Group’s marketing strategies and sales capabilities by leveraging GE Japan’s know-how developed under GE, and offering a wide range of financial solutions by enhancing the combined client base of SMFL and GE Japan.

The fair values of assets and liabilities of GE Japan at the date of acquisition and the consideration paid were as follows:

At April 1, 2016
(In millions)
Assets:
Loans and advances	¥470,538
All other assets	203,069

Total assets	¥673,607

Liabilities:
Borrowings	¥436,537
All other liabilities	58,134

Total liabilities	¥494,671

Net assets	¥178,936
Non-controlling interests measured at their proportionate share of the identifiable net assets	(394)

Net assets acquired	178,542
Goodwill	2,417

Consideration	¥180,959

Consideration:
Cash	¥180,959

Total	¥180,959

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥752

The fair value of the financial assets acquired included ¥470,668 million of loans and receivables to customers. The gross contractual amounts receivable were ¥488,335 million, of which ¥21,692 million were expected to be uncollectible.

The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.

GE Japan’s net profit since the acquisition date to March 31, 2017 was ¥8,041 million.

Sumitomo Mitsui Asset Management Company, Limited

On July 29, 2016, the SMBC Group acquired an additional 20% of the outstanding shares of Sumitomo Mitsui Asset Management Company, Limited (“SMAM”) and increased its equity interest in SMAM to 60%. As a result, the SMBC Group obtained control of SMAM. This acquisition was made for the purpose of enhancing the SMBC Group’s services to comprehensively meet its clients’ needs for asset management.

The fair values of assets and liabilities of SMAM at the date of acquisition and the consideration paid were as follows:

At July 29, 2016
(In millions)
Assets:
Cash and deposits with banks	¥15,411
Trading assets	12,030
Intangible assets	14,555
All other assets	11,007

Total assets	¥53,003

Liabilities	¥14,995

Net assets	¥38,008
Non-controlling interests measured at their proportionate share of the identifiable net assets	(15,203)

Net assets acquired	22,805
Goodwill	38,053

Consideration	¥60,858

Consideration:
Cash	¥20,286
Fair value of the equity interest in SMAM held before the acquisition	40,572

Total	¥60,858

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥8

The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.

As a result of remeasuring the previously held interest to fair value, the SMBC Group recognized a gain of ¥20,344 million, which was included in “Other income” in the consolidated income statement.

The revenue and profit or loss since the acquisition date to March 31, 2017 is immaterial to the consolidated financial statements.

Pro forma financial information

It is estimated that the SMBC Group would have reported a total operating income of ¥3,358,377 million and a net profit of ¥741,214 million for the fiscal year ended March 31, 2017 if all acquisitions had occurred on April 1, 2016.

Cash consideration paid and cash acquired by obtaining control of the subsidiaries

The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2017 were as follows:

For the fiscal year ended March 31, 2017
(In millions)
Cash consideration paid	¥(201,245)
Cash and cash equivalents transferred as a result of the acquisitions	1,889

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(199,356)

The amounts of assets and liabilities other than cash or cash equivalents in these subsidiaries were ¥724,721 million and ¥509,666 million, respectively.

Fiscal Year Ended March 31, 2016

Retail banking business of Citibank Japan Ltd.

On November 1, 2015, SMBC Trust Bank, the SMBC Group’s wholly owned subsidiary, acquired the retail banking business of Citibank Japan Ltd. (“Citibank Japan”), a wholly owned subsidiary of Citigroup Inc. SMBC Trust Bank allocated its non-voting stocks to Citibank Japan as consideration, and SMBC, the Company’s wholly owned subsidiary, acquired them in cash. Through this acquisition, SMBC Trust Bank is expanding its business model to offer additional products and services, including foreign currency investment products and global services. This acquisition is expected to enable the SMBC Group to expand its customer base, enhance its foreign currency funding source and improve the service capability of the Group as a whole.

The fair values of assets and liabilities of the retail banking business of Citibank Japan at the date of acquisition and the consideration paid were as follows:

At November 1, 2015
(In millions)
Assets:
Cash and deposits with banks	¥2,296,107
All other assets	110,978

Total assets	¥2,407,085

Liabilities:
Deposits	¥2,361,908
All other liabilities	8,620

Total liabilities	¥2,370,528

Net assets acquired	36,557
Goodwill	8,443

Consideration	¥45,000

Consideration:
Fair value of consideration transferred	¥45,000

Total	¥45,000

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥286

The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. The goodwill and other intangible assets of ¥40,683 million are deductible for income tax purposes.

The revenue and profit or loss since the acquisition date to March 31, 2016 and pro forma financial information relating to the retail banking business of Citibank Japan are immaterial to the consolidated financial statements.

Cash consideration paid and cash acquired by obtaining control of the subsidiaries and businesses

The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries and businesses during the fiscal year ended March 31, 2016 were as follows:

For the fiscal year ended March 31, 2016
(In millions)
Cash consideration paid	¥(46,923)
Cash and cash equivalents transferred as a result of the acquisitions	2,296,517

Cash consideration paid, net of cash and cash equivalents \acquired by obtaining control of the subsidiaries and businesses	¥2,249,594

The amounts of assets and liabilities other than cash or cash equivalents in these subsidiaries and businesses were ¥175,263 million and ¥2,430,332 million, respectively.